Annual Fund Operating Expenses - Adirondack Small Cap Fund - Adirondack Small Cap Fund	Aug. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Net Expenses (as a percentage of Assets)	1.48%